LIABILITIES SECURED BY PLEDGES AND RESTRICTION PLACED IN RESPECT OF LIABILITIES (Details) $ in Thousands	Dec. 31, 2015 USD ($)
LIABILITIES SECURED BY PLEDGES AND RESTRICTION PLACED IN RESPECT OF LIABILITIES [Abstract]
Bank deposits	$ 69